PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2013
PRC CONTRIBUTION AND PROFIT APPROPRIATION
Schedule of appropriations to the general reserve fund, statutory surplus reserve and education development reserve
	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB

General and statutory surplus reserve	99,000	95,436	58,661
Education development reserve	23,199	20,970	22,070
Total	122,199	116,406	80,731